PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2012	2013
Cost:

Computers and peripheral equipment	$1,456	$1,420
Office furniture and equipment	1,041	789
Leasehold improvements	92	69

	2,589	2,278
Accumulated depreciation:

Computers and peripheral equipment	1,316	1,323
Office furniture and equipment	820	631
Leasehold improvement	76	64

	2,212	2,018

Depreciated cost	$377	$260